NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable
  9.           NOTES PAYABLE

In 2012, Hainan Jinpan entered into material purchasing agreement with  suppliers in China.  The notes were payable to the suppliers and were unsecured, short term and non-interest bearing. As of December 31, 2012 and 2011, the balance of the note payable was RMB 37.8 million and RMB 85.8 million respectively.